Condensed Financial Information (Parent Company) (Condensed Balance Sheet) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments:
Available-for-sale Securities, Debt Securities	$ 45,252	$ 50,968
Available-for-sale Securities, Equity Securities	418	317
Mortgage Loans on Real Estate	7,718	9,157
Policy loans	1,219	1,216
Real estate and real estate joint ventures	754	708
Other Limited Partnership Interests	2,130	1,848
Short-term investments, principally at estimated fair value	2,107	2,576
Other Investments	2,555	2,970
Total investments	62,153	69,760
Cash and cash equivalents, principally at estimated fair value	746	895	745	1,928
Accrued Investment Income Receivable	542	575
Premiums, reinsurance and other receivables	20,609	21,927
Deferred policy acquisition costs and value of business acquired	4,730	3,746	4,221
Current income tax recoverable	192	135
Goodwill	493	559	953
Other assets	794	826
Separate account assets	97,780	86,114
Total assets	188,039	184,537
Liabilities
Future policy benefits	27,991	27,583
Policyholder account balances	33,453	36,976	42,075
Other policy-related balances	3,164	3,138
Payables for collateral under securities loaned and other transactions	6,451	8,399
Deferred income tax liability	1,385	1,870
Other Liabilities	6,776	6,547
Separate account liabilities	97,780	86,114
Total liabilities	179,251	173,977
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at December 31, 2013 and 2012	86	86
Additional paid-in capital	6,737	6,718
Retained earnings	1,076	1,356
Accumulated other comprehensive income (loss)	889	2,400	1,771	217
Total stockholders' equity	8,788	10,560	9,611	7,446
Total liabilities and stockholders' equity	188,039	184,537
Balance Sheet Related Disclosures [Abstract]
Amortized cost of fixed maturity securities available-for-sale	43,477	46,005
Cost of equity securities available-for-sale	397	311
Valuation allowances	34	35	61	87
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	34,595,317	34,595,317
Common stock, shares outstanding	34,595,317	34,595,317
Parent Company [Member]
Investments:
Available-for-sale Securities, Debt Securities	29,690	35,152
Available-for-sale Securities, Equity Securities	319	277
Mortgage Loans on Real Estate	4,224	4,703
Policy loans	1,068	1,086
Real estate and real estate joint ventures	419	371
Other Limited Partnership Interests	1,318	1,181
Short-term investments, principally at estimated fair value	1,512	1,833
Investment in subsidiaries	6,099	6,641
Loans to subsidiaries	680	305
Other Investments	1,139	1,682
Total investments	46,468	53,231
Cash and cash equivalents, principally at estimated fair value	417	553	379	1,364
Accrued Investment Income Receivable	287	316
Premiums, reinsurance and other receivables	7,195	7,003
Receivables from subsidiaries	858	833
Deferred policy acquisition costs and value of business acquired	1,011	789
Current income tax recoverable	88	0
Goodwill	493	558
Other assets	132	140
Separate account assets	16,036	15,238
Total assets	72,985	78,661
Liabilities
Future policy benefits	19,099	19,632
Policyholder account balances	22,387	24,039
Other policy-related balances	246	872
Payables for collateral under securities loaned and other transactions	4,811	6,477
Long-term debt - affiliated	750	750
Current income tax payable	0	3
Deferred income tax liability	16	266
Other Liabilities	852	824
Separate account liabilities	16,036	15,238
Total liabilities	64,197	68,101
Stockholders' Equity
Common stock, par value $2.50 per share; 40,000,000 shares authorized; 34,595,317 shares issued and outstanding at December 31, 2013 and 2012	86	86
Additional paid-in capital	6,737	6,718
Retained earnings	1,076	1,356
Accumulated other comprehensive income (loss)	889	2,400
Total stockholders' equity	8,788	10,560
Total liabilities and stockholders' equity	72,985	78,661
Balance Sheet Related Disclosures [Abstract]
Amortized cost of fixed maturity securities available-for-sale	28,548	32,018
Cost of equity securities available-for-sale	284	273
Valuation allowances	$ 19	$ 22
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	34,595,317	34,595,317
Common stock, shares outstanding	34,595,317	34,595,317